As filed with the Securities and Exchange Commission on April 30, 2024
Securities Act Registration No. 333-123290
Investment Company Act Reg. No. 811-21726

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 177	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 178	☒

(Check appropriate box or boxes.)

360 FUNDS
(Exact Name of Registrant as Specified in Charter)

4300 Shawnee Mission Parkway, Suite 100
Fairway, Kansas 66205
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (877) 244-6235

The Corporation Trust Company
Corporation Trust Center
1209 Orange Street
Wilmington, Delaware 19801
 (Name and Address of Agent for Service)

Bo J. Howell
FinTech Law, LLC
6224 Turpin Hills Dr.
Cincinnati, OH 45244

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	On May 31, 2024 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay until May 31, 2024, the effectiveness of the Post-Effective Amendment No. 173 to the Registration Statement on Form N-1A of the 360 Funds filed with the Commission on January 19, 2024 (Accession Number 0001999371-24-000560) (the “Registration Statement”), which was delayed pursuant to Post-Effective Amendment No. 176 filed on April 1, 2024. The prospectus, statement of additional information, and Part C included in the Registration Statement are incorporated herein by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) under the Securities Act and the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in City of Fairway, and State of Kansas, on this 30 day of April, 2024.

360 FUNDS

By:	/s/ Randall K. Linscott
Randall K. Linscott, President, Trustee and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

*		April 30, 2024
Steven D. Poppen, Trustee		Date
*		April 30, 2024
Thomas J. Schmidt, Trustee		Date
*		April 30, 2024
Tom M. Wirtshafter, Trustee		Date

/s/ Randall K. Linscott		April 30, 2024
Randall K. Linscott, President, Trustee, and Principal Executive Officer		Date
/s/ Larry E. Beaver		April 30, 2024
Larry E. Beaver, Jr., Treasurer and principal Financial Officer		Date
* By:	/s/ Randall K. Linscott	April 30, 2024
Randall K. Linscott, Attorney-in-Fact		Date